Significant Accounting Policies - Summary of the the Correlation Between the Major Macroeconomic Variables and the Credit Risk (Details)	12 Months Ended
Dec. 31, 2021
Domestic GDP Growth Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Composite Stock Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate of change of construction investment
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate of change of housing transaction price index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Interest rate spread
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Private consumption growth rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Change of call rate compared to the previous year (%p)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Rate of change of household loan
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation